Commitments and Contingencies - Additional Information (Details) $ in Thousands				12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 14, 2021 USD ($) ft²	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 29, 2016 USD ($)
Long Term Purchase Commitment [Line Items]
Lease term			5 years
Lease space | ft²			9,600
Monthly rental payments	$ 1,300	$ 700	$ 400
Future minimum payments under non-cancelable purchase obligations				$ 107,800
borrowing rate				6.00%
weighted-average remaining lease				2 years 7 months 6 days
Fees to be paid in cash					$ 3,000
Operating Lease, Liability, Current				$ 1,559			$ 308	$ 0	$ 300
Operating lease liabilities within twelve months				1,500
Operating Lease, Liability, Noncurrent				2,165			$ 1,426	$ 0	$ 1,400
Purchase Obligation				4,010		$ 159,400
A&R Commercial Manufacturing Agreement
Long Term Purchase Commitment [Line Items]
Future minimum payments under non-cancelable purchase obligations						$ 51,600
PHP
Long Term Purchase Commitment [Line Items]
Fees to be paid in cash					$ 500
A D G20 Drug Substance
Long Term Purchase Commitment [Line Items]
Future minimum payments under non-cancelable purchase obligations				$ 18,100